Intangible Assets (Details) - Schedule of Intangible Assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Gross balance	$ 430,867	$ 378,800
Accumulated amortisation	(342,198)	(281,249)
Net balance	$ 88,669	$ 97,551	$ 107,789
Software development
Schedule of Intangible Assets [Line Items]
Average remaining useful life	2 years	2 years
Gross balance	$ 430,867	$ 378,800
Accumulated amortisation	(342,198)	(281,249)
Net balance	$ 88,669	$ 97,551	$ 107,789